Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 65	$ 69	$ 133
Finance costs - leases	4	5	10
Unwinding of obligations	17	18	29
Finance costs and unwinding of obligations	$ 86	$ 92	$ 172